Preferred Stock	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Note 15 - PREFERRED STOCK

Each share of Series A preferred stock is convertible at any time into the number of common shares equal to four times the sum of all outstanding common and Series B and Series C preferred shares at the time of conversion divided by the number of Series A preferred shares. Series A shareholders may receive dividends as declared by the Board. The Company has 10,000 Series A preferred shares outstanding at March 31, 2013 and 2012.

On March 3, 2013 a Stock Purchase Agreement was consummated between John Diaz; the largest and controlling shareholder of Writers’ Group Film Corp., and its former President and Chairman, and EAM Delaware LLC, a Delaware limited liability company controlled by Eric Mitchell, the current President and Chairman of Writers’ Group Film Corp.

The transaction was for the sale of 10,000 shares of Preferred Class, Series A Stock in WRIT currently held by Mr. Diaz, which represents a controlling block of stock in consideration for $10,000.

Each share of Series B preferred stock is convertible into the number of common shares equal to the designated $2 initial price of the Series B preferred stock divided by one hundred times the par value of the common stock subject to adjustments as may be determined by the Board of Directors from time to time. Series B shareholders may receive dividends as declared by the Board. On July 7, 2011, the Company modified the February 3, 2011 Share Exchange Agreement and assumed $100,000 in new debt which is shown as a reduction of Paid-In Capital. The note was converted into 10,000 Series B shares during fiscal 2012.The Company has 10,000 Series B shares outstanding at March 31, 2013 and 2012. 8,500 Series B shares were converted into 17,000,000 common shares during fiscal 2012.

Each share of Series C preferred stock is convertible at any time into 500 common shares. Series C holders may receive dividends as declared by the Board. The Company has no Series C shares outstanding at March 31, 2013 and 2012.

The Company evaluated the application of ASC 815-15 and ASC 815-40 for the embedded conversion feature of preferred stock listed above and concluded the embedded conversion option should be classified as equity.